Intangible Asset (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Asset [Abstract]
Schedule of Intangible Asset	On September 30, 2024 and December 31, 2023, intangible asset consisted of the following:
	Useful life	September 30, 2024	December 31, 2023
License	5 years	$150,000	$-
Less: accumulated amortization		(17,500)	-
		$132,500	$-
On December 31, 2023 and 2022, intangible asset consisted of the following:
	Useful life	December 31, 2023	December 31, 2022
License	5 years	$-	$62,836
Less: accumulated amortization		-	(4,189)
		$-	$58,647

Schedule of Amortization of the Intangible Asset	Amortization of the intangible asset attributable to future periods is as follows:
Year ending September 30:	Amount
2025	$30,000
2026	30,000
2027	30,000
2028	30,000
2029	12,500
$132,500